Financial instruments - Summary of Changes in Fair Value of Level 3 Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Assets:
Beginning balance		¥ 27,507,843
Ending balance		30,480,967	¥ 27,507,843
Liabilities:
Beginning balance		20,783,504
Ending balance		23,283,718	20,783,504
Level 3 of fair value hierarchy [member] | Financial liabilities required to be measured at FVPL [member] | Contingent consideration [member] | Recurring fair value measurement [member]
Liabilities:
Beginning balance		6,161	5,666
Net income	[1],[2]	297	16
Other comprehensive income	[1],[3]	1,645	101
Purchases		15,221	2,041
Sales and settlements		(1,762)	(1,532)
Others		(10)	(131)
Ending balance		21,552	6,161
Level 3 of fair value hierarchy [member] | Financial liabilities designated to be measured at FVPL [member] | Redeemable Noncontrolling Interests [Member] | Recurring fair value measurement [member]
Liabilities:
Beginning balance		8,179	7,767
Net income	[1],[2]	2,008	783
Other comprehensive income	[1],[3]	2,978	655
Purchases		27,240	1,262
Sales and settlements		(5,285)	(2,288)
Others		(125)
Ending balance		34,995	8,179
Level 3 of fair value hierarchy [member] | Debt securities [member] | Japanese Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		62	30
Purchases		20	32
Transfers out of Level 3	[4]	(34)
Other		(30)
Ending balance		18	62
Level 3 of fair value hierarchy [member] | Debt securities [member] | Japanese Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		93,288	34,569
Net income	[1],[2]	(1)
Other comprehensive income	[1],[3]	(13,006)	(5,580)
Purchases		73,964	64,299
Ending balance		154,245	93,288
Level 3 of fair value hierarchy [member] | Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		213	683
Net income	[1],[2]	5
Purchases		10	101
Other		(111)	(571)
Ending balance		117	213
Level 3 of fair value hierarchy [member] | Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets designated to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance			546
Net income	[1],[2]	337	(19)
Sales and settlements			(527)
Transfers into Level 3	[5]	3,288
Ending balance		3,625
Level 3 of fair value hierarchy [member] | Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		18,066	14,541
Net income	[1],[2]	700	168
Other comprehensive income	[1],[3]	(5)	365
Purchases		12,000	6,136
Sales and settlements		(9,868)	(7,304)
Transfers into Level 3	[5]		4,544
Other		(56)	(384)
Ending balance		20,837	18,066
Level 3 of fair value hierarchy [member] | Debt securities [member] | Securitized Products [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		6,142	5,787
Purchases			2,761
Sales and settlements		(2,429)	(2,406)
Ending balance		3,713	6,142
Level 3 of fair value hierarchy [member] | Debt securities [member] | Securitized Products [Member] | Financial assets required to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		9,402	10,290
Net income	[1],[2]	279	761
Other comprehensive income	[1],[3]	(82)	75
Purchases		41,763
Sales and settlements		(10,625)	(3,900)
Transfers into Level 3	[5]	3,166	2,176
Transfers out of Level 3	[4]	(4,044)
Ending balance		39,859	9,402
Level 3 of fair value hierarchy [member] | Debt securities [member] | Investment funds [member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		37,254	27,791
Net income	[1],[2]	5,678	66
Other comprehensive income	[1],[3]	394	62
Purchases		22,079	18,232
Sales and settlements		(16,885)	(8,566)
Other			(331)
Ending balance		48,520	37,254
Level 3 of fair value hierarchy [member] | Equity Securities [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		3,172	2,937
Net income	[1],[2]	(395)	2,081
Other comprehensive income	[1],[3]	(15)	26
Purchases		477	1,446
Sales and settlements		(22)	(2,818)
Transfers out of Level 3	[4]		(500)
Ending balance		3,217	3,172
Level 3 of fair value hierarchy [member] | Equity Securities [Member] | Financial assets designated to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		104,541	47,233
Other comprehensive income	[1],[3]	25,614	25,829
Purchases		89,274	35,999
Sales and settlements		(5,825)	(1,053)
Transfers into Level 3	[5]	63
Transfers out of Level 3	[4]	(7,884)	(4,559)
Other		(274)	1,092
Ending balance		205,509	104,541
Level 3 of fair value hierarchy [member] | Derivatives [member] | Equity Contracts [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		10,176	4,081
Net income	[1],[2]	(6,629)	5,554
Other comprehensive income	[1],[3]	477	541
Ending balance		¥ 4,024	¥ 10,176

[1]	For liability items, gains are presented as negative and losses are presented as positive.
[2]	Gains (losses) recognized in net income are included in financial services revenue, financial income and financial expenses in the consolidated statements of income.
[3]	Gains (losses) recognized in other comprehensive income are included in changes in equity instruments measured at fair value through other comprehensive income, changes in debt instruments measured at fair value through other comprehensive income and exchange differences on translating foreign operations in the consolidated statements of comprehensive income.
[4]	Certain debt and equity securities were transferred from Level 3 because observable market data became available.
[5]	Certain debt and equity securities were transferred to Level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.